Condensed Financial Information (Parent Company Only) - Condensed Statements of Income and Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Operating Income
Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary	$ 2,592	$ 2,450	$ 2,448	$ 2,001	$ 2,539	$ 2,518	$ 2,592	$ 1,887	$ 9,491	$ 9,536
Income Tax Benefits	202	58	168	113	233	215	295	136	541	879
Net Income	$ 2,390	$ 2,392	$ 2,280	$ 1,888	$ 2,306	$ 2,303	$ 2,297	$ 1,751	8,950	8,657
Comprehensive income (loss)									10,808	(7,643)
Parent Company
Operating Income
Dividends from subsidiary									12,103	10,779
Interest and dividend income from securities and federal funds									9	0
Total operating income									12,112	10,779
General, Administrative and Other Expenses									4,390	4,498
Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary									7,722	6,281
Income Tax Benefits									983	1,095
Income (Loss) Before Equity in Undistributed Income of Subsidiary									8,705	7,376
Equity in Undistributed Income of Subsidiary									245	1,281
Net Income									8,950	8,657
Comprehensive income (loss)									$ 10,808	$ (7,643)